PLANT AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

Note 7 — PLANT AND EQUIPMENT, NET

Plant and equipment, net, consisted of the following:

	As of June 30,
	2024	2023
Electronic equipment	$399,381	$468,863
Transportation equipment	99,044	-
Less: accumulated depreciation	(364,867)	(304,482)
Plant and equipment, net	$133,558	$164,381

Depreciation expenses were $131,582, accumulated depreciation transferred out from disposal of plant and equipment was $70,166, and currency translation differences were $1,031 for the year ended June 30, 2024. Plant and equipment written off was $3,695 for the year ended June 30, 2024.

Depreciation expenses were $151,126, accumulated depreciation transferred out from disposal of plant and equipment was $1,326, and currency translation differences were $19,444 for the year ended June 30, 2023. Plant and equipment written off was $1,738 for the year ended June 30, 2023.

For the years ended June 30, 2024 and 2023, the Company did not record any impairment loss of plant and equipment.